Stockholders' Equity (Details)		1 Months Ended			12 Months Ended
	Nov. 07, 2017 $ / shares shares	Feb. 28, 2019 shares	Feb. 28, 2018 shares	Feb. 28, 2017 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, issued						0	0
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	17,000,000
Price per share of shares issued (in dollars per share) | $ / shares	$ 24.00
Issuance of common stock | $						$ 0	$ 0	$ 397,800,000
Granted (shares)						396,000	290,000	378,000
Common stock shares available for future awards						4,100,000
Shares vested						681,000	540,000	591,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested beginning of the year (shares)					756,000	1,055,000	1,320,000	1,852,000
Granted (shares)						396,000	290,000	378,000
Vested (shares)						(681,000)	(540,000)	(591,000)
Forfeited (shares)						(14,000)	(15,000)	(319,000)
Nonvested end of the year (shares)						756,000	1,055,000	1,320,000	1,852,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning balance (in dollars per share) | $ / shares					$ 24,200,000	$ 28,300,000	$ 32,500,000	$ 51,500,000
Granted (in dollars per share) | $ / shares						10,800,000	7,800,000	7,100,000
Vested (in dollars per share) | $ / shares						(14,500,000)	(11,700,000)	(16,900,000)
Forfeited (in dollars per share) | $ / shares						(400,000)	(300,000)	(9,200,000)
Ending balance (in dollars per share) | $ / shares						$ 24,200,000	$ 28,300,000	$ 32,500,000	$ 51,500,000
Retained Earnings Note Disclosure [Abstract]
Undistributed earnings of investees accounted for under equity method | $						$ 14,500,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income target attainment measurement period						3 years
Restricted stock and RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense | $						$ 9,800,000	$ 9,700,000	$ 9,800,000
Unrecognized compensation expense | $						$ 5,900,000
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Forfeited (shares)						(48,598)	(21,848)	(67,521)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Granted (in dollars per share) | $ / shares						$ 14,700,000	$ 12,900,000	$ 12,400,000
Forfeited (in dollars per share) | $ / shares						$ (1,100,000)	$ (500,000)	$ (1,000,000.0)
2016 LTIP [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested		175,287	178,335	190,421
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (shares)		(175,287)	(178,335)	(190,421)
2017 RSU [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)								320,808
Shares vested		102,188	102,279
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (shares)								320,808
Vested (shares)		(102,188)	(102,279)
2018 RSU [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)							253,393
Shares vested		83,312
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (shares)							253,393
Vested (shares)		(83,312)
2019 RSU [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)						345,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (shares)						345,400
Long-Term Shareholder Value (LTSV) 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of performance metric expected to be obtained								60.00%
Shares vested								73,734
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (shares)								(73,734)
Forfeited (shares)								(49,148)
Long-Term Shareholder Value (LTSV) 2015 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income target attainment measurement period						3 years
PRSP 2012 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested				166,929
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (shares)				(166,929)
Forfeited (shares)											(171,083)
PRSP 2013 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested			233,896
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (shares)			(233,896)
Forfeited (shares)										(244,899)
PRSP 2014 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested		207,751
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (shares)		(207,751)
Forfeited (shares)									(214,571)
PRSP 2015 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested								126,585
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (shares)								(126,585)
Forfeited (shares)								(196,196)
PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustment percentage						20.00%	20.00%
PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement period						3 years
Share based compensation expense | $						$ 14,600,000	$ 11,400,000	$ 3,800,000
Common stock shares available for future awards						1,800,000
Unrecognized compensation expense | $						$ 12,900,000
TSR Modifier [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement period							3 years
TSR and TSRP Awards [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense | $								$ 3,600,000
2016 PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested							329,897
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (shares)							(329,897)
2017 PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)								589,980
Shares vested						669,898
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (shares)								589,980
Vested (shares)						(669,898)
2018 PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)							456,318
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (shares)							456,318
2019 PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)						479,364
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (shares)						479,364
Minimum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Minimum | PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected compensation cost | $						$ 0
Minimum | TSR and TSRP Awards [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award multiplier								0
Minimum | 2017 PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Attainment level range (percent)						25.00%
Minimum | 2018 and 2019 PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Attainment level range (percent)						25.00%
Maximum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						5 years
Maximum | PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected compensation cost | $						$ 51,000,000
Maximum | TSR and TSRP Awards [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award multiplier								2
Maximum | 2017 PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Attainment level range (percent)						150.00%
Maximum | 2018 and 2019 PSU [Member] | Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Attainment level range (percent)						200.00%
Forecast [Member] | Restricted stock and RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense | $					$ 4,600,000
Forecast [Member] | PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense | $					$ 7,700,000
Domestic Bank Group $500 million asset-based credit facility [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument carrying amount | $						$ 0	$ 0
Allegheny Technologies $350 million 9.375% Senior Notes due 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument carrying amount | $									$ 350,000,000
Debt instrument interest rate stated percentage									9.375%
Revolving Credit Facility [Member] | Domestic Bank Group $500 million asset-based credit facility [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt covenant, line of credit facility remaining borrowing capacity after dividends, upper threshold | $						$ 150,000,000
Debt covenant, line of credit facility remaining borrowing capacity after dividends as percent of maximum borrowing capacity, upper threshold						30.00%
Debt covenant, line of credit facility remaining borrowing capacity after dividends, lower threshold | $						$ 75,000,000
Debt covenant, line of credit facility remaining borrowing capacity after dividends as percent of maximum borrowing capacity, lower threshold						15.00%
Fixed charge coverage ratio						1.00